Prepayments and Other Assets, Net (Tables)	6 Months Ended
Mar. 31, 2025
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net

Prepayments and other assets, net consisted of the following:

	March 31, 2025	September 30, 2024
Prepaid rents	$6,942	$12,273
Prepaid service fee (a)	76,860	145,094
E-commerce business (b)	10,427,217	2,133,498
Advance to employees (c)	39,375	62,710
Security deposits	92,064	73,714
Prepaid board compensation	10,000	10,000
Others (d)	5,964	3,243
Prepayment and other assets, net	$10,658,422	$2,440,532
Including:
Prepayment and other current assets, net	$10,622,174	$2,376,081
Prepayments and other non-current assets, net	$36,248	$64,451

(a)	The prepaid service fee represents the prepayment for third party service, that will be amortized over one to three years.

(b)	Prepayment for e-commerce business primarily included prepayments for goods purchase and advertising.

(c)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(d)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.